UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2014 (Unaudited)

Reinhart Mid Cap Private Market Value Fund

Description	Shares	Value
COMMON STOCKS - 93.4%
Consumer Discretionary - 11.5%
Allison Transmission Holdings	47,210	$1,448,403
Dick's Sporting Goods	50,930	2,295,415
PetSmart	30,620	2,191,474
TRW Automotive Holdings *	16,510	1,589,748
Whirlpool	11,610	1,776,562
		9,301,602
Consumer Staples - 3.7%
Ingredion	20,500	1,635,080
Kroger	26,440	1,347,911
		2,982,991
Energy - 9.9%
Atwood Oceanics *	36,550	1,805,936
Denbury Resources	145,210	2,500,516
Whiting Petroleum *	19,670	1,822,622
WPX Energy *	71,180	1,894,812
		8,023,886
Financials # - 27.9%
American Financial Group	31,120	1,866,266
BOK Financial	34,110	2,298,332
Corrections Corporation of America - REIT	63,890	2,277,040
Eaton Vance	51,670	2,023,397
Fifth Third Bancorp	95,990	1,958,676
Fulton Financial	168,100	1,939,033
Investors Bancorp	167,754	1,779,870
Jones Lang LaSalle	9,440	1,261,278
Markel *	2,424	1,599,355
Plum Creek Timber - REIT	44,550	1,810,067
Ryman Hospitality Properties - REIT	32,050	1,594,488
White Mountains Insurance Group	3,372	2,138,657
		22,546,459
Health Care - 5.6%
Hologic *	55,350	1,376,555
Patterson Companies	41,690	1,678,856
Universal Health Services, Class B	12,700	1,453,388
		4,508,799
Industrials - 16.7%
ADT	62,610	2,307,805
Babcock & Wilcox	61,400	1,783,670
Clean Harbors *	33,000	1,997,820
Exelis	124,790	2,145,140
Expeditors International of Washington	42,100	1,738,730
Joy Global	28,600	1,806,090
Valmont Industries	12,650	1,780,487
		13,559,742

Information Technology - 4.7%
DST Systems	20,640	1,915,598
Synopsys *	46,090	1,885,081
		3,800,679
Materials - 5.4%
Ashland	13,800	1,479,636
Greif, Class A	37,900	1,815,031
International Flavors & Fragrances	10,950	1,112,411
		4,407,078
Utilities - 8.0%
AGL Resources	34,280	1,827,467
Entergy	18,890	1,462,275
Public Service Enterprise Group	42,180	1,577,110
Vectren	38,880	1,603,022
		6,469,874
TOTAL COMMON STOCKS
(Cost $67,602,960)		75,601,110

SHORT-TERM INVESTMENT - 8.1%
Invesco Treasury Portfolio, 0.01% ^
(Cost $6,562,522)	6,562,522	6,562,522

Total Investments - 101.5%
(Cost $74,165,482)		82,163,632
Other Assets and Liabilities, Net - (1.5)%		(1,244,939
Total Net Assets - 100.0%		$80,918,693

* Non-income producing security.
#
As of August 31, 2014, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^ Variable rate security - The rate shown is the rate in effect at August 31, 2014.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$75,601,110	$-	$-	$75,601,110
Short-Term Investment	6,562,522	-	-	6,562,522
Total Investments in Securities	$82,163,632	$-	$-	$82,163,632

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2014, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

Reinhart Mid Cap Private Market Value Fund
Cost of investments	$74,165,482
Gross unrealized appreciation	8,803,850
Gross unrealized depreciation	(805,700)
Net unrealized appreciation	$7,998,150

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                          James R. Arnold, President

Date October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                            James R. Arnold, President

Date  October 23, 2014

By (Signature and Title)*/s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date October 23, 2014